SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at the beginning of the year	1,290,841
Granted	562,300
Exercised	(456,959)
Forfeited	(32,334)
Outstanding at the end of the year	1,363,848	1,290,841
Exercisable at the end of the year	754,043
Vested and expected to vest at end of year	754,043
Weighted average exercise price
Outstanding at the beginning of the year	$ 1.93
Granted	$ 5.38
Exercised	$ 1.65
Forfeited	$ 2.25
Outstanding at the end of the year	$ 3.44	$ 1.93
Exercisable at the end of the year	$ 2.21
Vested and expected to vest at end of year	$ 2.21
Weighted average remaining contractual life (years)
Outstanding at the end of the year	8 years 18 days	7 years 10 months 10 days
Exercisable at the end of the year	6 years 10 months 6 days
Vested and expected to vest at end of year	6 years 10 months 6 days
Aggregate intrinsic value
Outstanding at the end of the year	$ 3,544
Exercisable at the end of the year	2,889
Vested and expected to vest at end of year	$ 2,889